UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: August 31, 2018

Date of reporting period: February 28, 2018

Item 1.	Reports to Stockholders.

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

The Advisors' Inner Circle Fund

ATFUNDS

AT All Cap Growth Fund
AT Equity Income Fund

Semi-Annual Report **February 28, 2018**

Investment Adviser:
AT Investment Advisers, Inc.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
FEBRUARY 28, 2018
(Unaudited)

The Funds file their complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-3AT-FUND; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	AT ALL CAP GROWTH FUND
FEBRUARY 28, 2018
(Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.4% **

	Shares	Value
CONSUMER DISCRETIONARY — 14.7%
Amazon.com *	8,345	$12,621,395
Bright Horizons Family Solutions *	41,807	3,995,495
JD.com ADR *	24,580	1,158,947
Live Nation Entertainment *	24,694	1,106,291
Mohawk Industries *	9,452	2,267,346
Starbucks	32,453	1,853,067

		23,002,541

ENERGY — 1.0%
Diamondback Energy *	12,388	1,544,040

FINANCIALS — 10.7%
Charles Schwab	69,702	3,695,600
Independent Bank Group	27,815	1,952,613
MarketAxess Holdings	18,444	3,733,066
S&P Global	30,545	5,858,531
SVB Financial Group *	6,243	1,554,382

		16,794,192

HEALTH CARE — 19.2%
ABIOMED *	9,516	2,552,001
Align Technology *	23,336	6,126,167
Anthem	12,726	2,995,446
Edwards Lifesciences *	34,610	4,626,319
IDEXX Laboratories *	24,362	4,561,297

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT ALL CAP GROWTH FUND
FEBRUARY 28, 2018
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Intuitive Surgical *	11,928	$5,086,695
Thermo Fisher Scientific	19,487	4,064,598

		30,012,523

INDUSTRIALS — 6.6%
AO Smith	53,295	3,421,006
Healthcare Services Group	55,635	2,527,498
Huntington Ingalls Industries	7,628	1,998,612
IHS Markit *	51,809	2,437,614

		10,384,730

INFORMATION TECHNOLOGY — 39.7%
Adobe Systems *	24,329	5,087,924
Alliance Data Systems	8,846	2,131,532
Applied Materials	45,099	2,597,251
Arista Networks *	21,938	5,917,556
ASML Holding, Cl G	9,924	1,939,050
Facebook, Cl A *	35,485	6,327,685
FleetCor Technologies *	14,330	2,864,997
Gartner *	32,476	3,683,103
Guidewire Software *	29,802	2,393,697
Mastercard, Cl A	53,334	9,373,984
Proofpoint *	30,895	3,311,017
salesforce.com *	14,282	1,660,282
SS&C Technologies Holdings	81,798	4,050,637
Tencent Holdings ADR	112,413	6,170,350
Tyler Technologies *	22,516	4,573,225

		62,082,290

MATERIALS — 4.3%
Ecolab	10,979	1,432,211
Sherwin-Williams	13,100	5,260,698

		6,692,909

REAL ESTATE — 1.2%
CoreSite Realty ‡	20,260	1,901,401

TOTAL COMMON STOCK (Cost $85,105,284)		152,414,626

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT ALL CAP GROWTH FUND
FEBRUARY 28, 2018
(Unaudited)

CASH EQUIVALENT (A) — 2.4%
	Shares	Value
JPMorgan U.S. Government Money Market Fund, Cl Institutional, 1.230% (Cost $3,791,352)	3,791,352	$3,791,352

TOTAL INVESTMENTS — 99.8% (Cost $88,896,636)		$ 156,205,978

Percentages are based on Net Assets of $156,580,836.
(A)	The reporting rate is the 7-day effective yield as of February 28, 2018.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

As of February 28, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended February 28, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended February 28, 2018, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT EQUITY INCOME FUND
FEBRUARY 28, 2018
(Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.4%

	Shares	Value
CONSUMER DISCRETIONARY — 11.9%
Comcast, Cl A	68,213	$2,469,993
Home Depot	19,389	3,534,033
McDonald’s	12,229	1,929,002
Starbucks	30,417	1,736,811
Time Warner	26,120	2,428,115
TJX	14,823	1,225,566

		13,323,520

CONSUMER STAPLES — 1.1%
CVS Health	18,404	1,246,503

ENERGY — 6.4%
Enterprise Products Partners LP (A)	106,086	2,696,706
Magellan Midstream Partners LP (A)	50,079	3,127,935
Royal Dutch Shell ADR, Cl B	20,950	1,344,571

		7,169,212

FINANCIALS — 23.8%
BlackRock, Cl A	3,416	1,876,853
Blackstone Group LP (A)	152,197	5,174,698
Brookfield Asset Management, Cl A	64,495	2,497,246
Citizens Financial Group	87,646	3,811,725
CME Group, Cl A	27,510	4,571,062
HSBC Holdings ADR	27,540	1,366,810

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT EQUITY INCOME FUND
FEBRUARY 28, 2018
(Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
JPMorgan Chase	62,336	$7,199,808

		26,498,202

HEALTH CARE — 12.5%
Abbott Laboratories	59,644	3,598,322
Anthem	22,403	5,273,218
Becton Dickinson	17,982	3,992,364
Merck	19,882	1,078,002

		13,941,906

INDUSTRIALS — 8.0%
Fastenal	26,314	1,439,902
Healthcare Services Group	32,654	1,483,471
Honeywell International	9,795	1,480,122
Macquarie Infrastructure	19,898	805,869
Raytheon	12,206	2,654,927
Union Pacific	7,786	1,014,127

		8,878,418

INFORMATION TECHNOLOGY — 19.9%
Apple	36,618	6,522,398
Microchip Technology	44,705	3,975,616
Microsoft	84,336	7,908,187
Texas Instruments	34,572	3,745,876

		22,152,077

MATERIALS — 3.2%
Avery Dennison	15,471	1,827,898
Monsanto	13,864	1,710,402

		3,538,300

REAL ESTATE — 7.7%
American Tower, Cl A ‡	35,312	4,920,021
CyrusOne ‡	74,692	3,727,131

		8,647,152

UTILITIES — 3.9%
Brookfield Infrastructure Partners	107,216	4,325,093

TOTAL COMMON STOCK (Cost $70,881,109)		109,720,383

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT EQUITY INCOME FUND
FEBRUARY 28, 2018
(Unaudited)

CASH EQUIVALENT (B) — 1.8%

	Shares	Value
JPMorgan U.S. Government Money Market Fund, Cl Institutional, 1.230% (Cost $1,942,285)	1,942,285	$1,942,285

TOTAL INVESTMENTS — 100.2% (Cost $72,823,394)		$ 111,662,668

Percentages are based on Net Assets of $111,489,733.
(A)	Securities considered Master Limited Partnerships. At February 28, 2018, these securities amounted to $10,999,339 or 9.9% of Net Assets.
(B)	The reporting rate is the 7-day effective yield as of February 28, 2018.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

LP — Limited Partnership

As of February 28, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended February 28, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended February 28, 2018, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
FEBRUARY 28, 2018
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	AT All Cap Growth Fund	AT Equity Income Fund
Assets:
Investments at Value (Cost $88,896,636 and $72,823,394, respectively)	$156,205,978	$111,662,668
Receivable for Capital Shares Sold	445,685	9,980
Dividends and Interest Receivable	60,041	180,194
Reclaim Receivable	–	6,007
Prepaid Expenses	22,995	11,586

Total Assets	156,734,699	111,870,435

Liabilities:
Payable for Capital Shares Redeemed	7,026	258,140
Payable due to Adviser	50,135	34,416
Payable due to Administrator	3,882	2,803
Chief Compliance Officer Fees Payable	1,227	1,311
Payable due to Trustees	108	70
Other Accrued Expenses	91,485	83,962

Total Liabilities	153,863	380,702

Net Assets	$156,580,836	$111,489,733

Net Assets Consist of:
Paid-in Capital	$79,219,882	$72,059,703
Undistributed Net Investment Income (Accumulated Net Investment Loss)	(1,102,395)	232,006
Accumulated Net Realized Gain on Investments	11,154,007	358,750
Net Unrealized Appreciation on Investments	67,309,342	38,839,274

Net Assets	$156,580,836	$111,489,733

Institutional Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	5,221,363	2,986,929

Net Asset Value, Offering and Redemption Price Per Share	$29.99	$37.33

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
FOR THE SIX-MONTHS ENDED
FEBRUARY 28, 2018 (Unaudited)

STATEMENTS OF OPERATIONS
	AT All Cap Growth Fund(1)	AT Equity Income Fund(2)
Investment Income:
Dividends	$292,051	$886,639
Interest	12,796	13,642
Less: Foreign Taxes Withheld	—	(13,318)

Total Income	304,847	886,963

Expenses:
Investment Advisory Fees	796,335	583,880
Administration Fees	72,224	57,351
Fund Accounting Fees	26,330	24,096
Chief Compliance Officer Fees	6,385	5,577
Distribution Fees - Class R Shares (Note 3)	3,949	1,417
Trustees’ Fees	3,508	3,470
Transfer Agent Fees	26,721	33,288
Audit Fees	19,705	18,875
Custodian Fees	10,166	7,718
Legal Fees	4,146	4,619
Other Expenses	5,722	3,059

Total Expenses	975,191	743,350
Less:
Waiver of Investment Advisory Fees	(163,058)	(148,907)
Fees Paid Indirectly (Note 4)	(38)	(25)

Net Expenses	812,095	594,418

Net Investment Income (Loss)	(507,248)	292,545

Net Realized Gain on Investments	14,658,406	3,432,942

Net Change in Unrealized Appreciation on Investments	10,477,279	2,698,637

Net Realized and Unrealized Gain on Investments	25,135,685	6,131,579

Net Increase in Net Assets Resulting from Operations	$24,628,437	$6,424,124

(1) On February 12, 2018, the Geneva Advisors All Cap Growth Fund (the “All Cap Growth Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund AT All Cap Growth Fund. Class R and Class I shares of the All Cap Growth Predecessor Fund were exchanged on a tax-free basis for Institutional Class shares of The Advisors’ Inner Circle Fund AT All Cap Growth Fund. Information presented prior to February 12, 2018 is that of the All Cap Growth Predecessor Fund. See Note 1 in Notes to Financial Statements.

(2) On February 12, 2018, the Geneva Advisors Equity Income Fund (the “Equity Income Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund AT Equity Income Fund. Class R and Class I shares of the Equity Income Predecessor Fund were exchanged on a tax-free basis for Institutional Class shares of The Advisors’ Inner Circle Fund AT Equity Income Fund. Information presented prior to February 12, 2018 is that of the Equity Income Predecessor Fund. See Note 1 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

		AT All Cap Growth Fund
	Six Months Ended February 28, 2018(1) (Unaudited)	Year Ended August 31, 2017
Operations:
Net Investment Loss	$(507,248)	$(941,717)
Net Realized Gain on Investments	14,658,406	14,551,895
Net Change in Unrealized Appreciation on Investments	10,477,279	6,273,268

Net Increase in Net Assets Resulting from Operations	24,628,437	19,883,446

Dividends and Distributions:
Institutional Shares
Net Realized Gains	(15,046,568)	(9,241,543)

Total Dividends and Distributions	(15,046,568)	(9,241,543)

Capital Share Transactions(2):
Institutional Shares
Issued	9,052,570	15,577,448
Reinvestment of Dividends and Distributions	14,636,758	8,922,706
Redemption Fees (Note 2)	1,654	2,134
Redeemed	(19,679,223)	(35,335,669)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	4,011,759	(10,833,381)

Total Increase (Decrease) in Net Assets	13,593,628	(191,478)
Net Assets:
Beginning of Period	142,987,208	143,178,686

End of Period	$156,580,836	$142,987,208

Accumulated Net Investment Loss	$(1,102,395)	$(595,147)

(1) On February 12, 2018, the Geneva Advisors All Cap Growth Fund (the “All Cap Growth Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund AT All Cap Growth Fund. Class R and Class I shares of the All Cap Growth Predecessor Fund were exchanged on a tax-free basis for Institutional Class shares of The Advisors’ Inner Circle Fund AT All Cap Growth Fund. Information presented prior to February 12, 2018 is that of the All Cap Growth Predecessor Fund. See Note 1 in Notes to Financial Statements.

(2) See Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	AT Equity Income Fund
	Six Months Ended February 28, 2018(1) (Unaudited)	Year Ended August 31, 2017
Operations:
Net Investment Income	$292,545	$724,642
Net Realized Gain on Investments	3,432,942	3,016,394
Net Change in Unrealized Appreciation on Investments	2,698,637	13,437,320

Net Increase in Net Assets Resulting from Operations	6,424,124	17,178,356

Dividends and Distributions:
Institutional Shares
Net Investment Income	(1,797,831)	(948,778)
Net Realized Gains	(2,305,566)	–

Total Dividends and Distributions	(4,103,397)	(948,778)

Capital Share Transactions(2):
Institutional Shares
Issued	5,298,485	8,125,262
Reinvestment of Dividends and Distributions	3,994,367	926,087
Redemption Fees (Note 2)	–	745
Redeemed	(8,695,961)	(20,423,667)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	596,891	(11,371,573)

Total Increase in Net Assets	2,917,618	4,858,005
Net Assets:
Beginning of Period	108,572,115	103,714,110

End of Period	$111,489,733	$108,572,115

Undistributed Net Investment Income	$232,006	$1,737,292

(1) On February 12, 2018, the Geneva Advisors Equity Income Fund (the “Equity Income Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund AT Equity Income Fund. Class R and Class I shares of the Equity Income Predecessor Fund were exchanged on a tax-free basis for Institutional Class shares of The Advisors’ Inner Circle Fund AT Equity Income Fund. Information presented prior to February 12, 2018 is that of the Equity Income Predecessor Fund. See Note 1 in Notes to Financial Statements.

(2) See Note 6 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT ALL CAP GROWTH
FUND

FINANCIAL HIGHLIGHTS

		Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period
	Six Months	Year Ended August 31,
Institutional Class	Ended February 28, 2018(1) (Unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$28.28	$26.32	$26.78	$29.34	$26.03	$22.42

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.10)	(0.17)	(0.19)	(0.24)	(0.29)	(0.06)
Net Realized and Unrealized Gain	4.86	3.99	1.90	0.95	3.60	3.67

Total from Investment Operations	4.76	3.82	1.71	0.71	3.31	3.61

Dividends and Distributions:
Net Realized Gains	(3.05)	(1.86)	(2.17)	(3.27)	—	—

Total Dividends and Distributions	(3.05)	(1.86)	(2.17)	(3.27)	—	—

Redemption Fees	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)

Net Asset Value, End of Period	$29.99	$28.28	$26.32	$26.78	$29.34	$26.03

Total Return †	17.58%	15.94%	6.54%	2.63%	12.72%	16.10%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$156,581	$139,450	$137,960	$134,970	$158,927	$194,844
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	1.10%**	1.10%	1.10%	1.11%(3)	1.10%	1.10%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.33%**	1.37%	1.38%	1.36%(3)	1.33%	1.35%
Ratio of Net Investment Income to Average Net Assets (Including Waivers and Reimbursements)	(0.69)%**	(0.67)%	(0.74)%	(0.86)%	(1.03)%	(0.25)%
Portfolio Turnover Rate	35%***	36%	46%	54%	73%	89%

†	Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.
*	Per share calculations were performed using average shares for the period.
**	Annualized
***	Not Annualized
(1)	On February 12, 2018, the Geneva Advisors All Cap Growth Fund (the “All Cap Growth Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund AT All Cap Growth Fund. Class R and Class I shares of the All Cap Growth Predecessor Fund were exchanged on a tax-free basis for Institutional Class shares of The Advisors’ Inner Circle Fund AT All Cap Growth Fund. Information presented prior to February 12, 2018 is that of the All Cap Growth Predecessor Fund. See Note 1 in Notes to Financial Statements.
(2)	Less than $0.005 per share.
(3)	The ratio of expenses to average net assets includes interest expense. Excluding interest expense, the ratios including waivers and expense reimbursements and excluding waivers and expense reimbursements were 1.10% and 1.35%, respectively.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS

		Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period
	Six Months	Year Ended August 31,
Institutional Class	Ended February 28, 2018(1) (Unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$36.55	$31.29	$30.76	$33.73	$28.98	$25.98

Income (Loss) from Investment Operations:
Net Investment Income*	0.10	0.23	0.08	0.30	0.40	0.39
Net Realized and Unrealized Gain (Loss)	2.09	5.33	1.04	(2.04)	6.33	2.91

Total from Investment Operations	2.19	5.56	1.12	(1.74)	6.73	3.30

Dividends and Distributions:
Net Investment Income	(0.62)	(0.30)	(0.29)	(0.53)	(0.56)	(0.30)
Net Realized Gains	(0.79)	—	(0.30)	(0.70)	(1.42)	—

Total Dividends and Distributions	(1.41)	(0.30)	(0.59)	(1.23)	(1.98)	(0.30)

Redemption Fees	—	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)

Net Asset Value, End of Period	$37.33	$36.55	$31.29	$30.76	$33.73	$28.98

Total Return †	5.99%	17.88%	3.71%	(5.42%)	23.88%	12.76%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$111,490	$107,340	$101,542	$222,162	$226,383	$108,421
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	1.10%**	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.36%**	1.44%	1.41%	1.37%	1.37%	1.40%
Ratio of Net Investment Income to Average Net Assets (Including Waivers and Reimbursements)	0.54%**	0.70%	0.25%	0.89%	1.26%	1.40%
Portfolio Turnover Rate	32%***	17%	41%	52%	67%	88%

†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

*	Per share calculations were performed using average shares for the period.
**	Annualized
***	Not Annualized
(1)

On February 12, 2018, the Geneva Advisors Equity Income Fund (the “Equity Income Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund AT Equity Income Fund. Class R and Class I shares of the Equity Income Predecessor Fund were exchanged on a tax-free basis for Institutional Class shares of The Advisors’ Inner Circle Fund AT Equity Income Fund. Information presented prior to February 12, 2018 is that of the Equity Income Predecessor Fund. See Note 1 in Notes to Financial Statements.

(2)	Less than $0.005 per share.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
FEBRUARY 28, 2018
(Unaudited)

NOTES TO THE FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 56 funds. The financial statements herein are those of AT All Cap Growth Fund (the “All Cap Growth Fund”) and the AT Equity Income Fund (the “Equity Income Fund”) (each a “Fund” and collectively the “Funds”). Each Fund is classified as a “diversified” investment company under the 1940 Act. The investment objective of the All Cap Growth Fund is to seek long-term capital appreciation by investing primarily in equity securities of U.S. companies. The investment objective of the Equity Income Fund is to seek current income, and secondarily, modest capital appreciation by investing primarily (at least 80% of its net assets) in equity securities. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

On January 26, 2018, the shareholders of the Geneva Advisors All Cap Growth Fund (the “All Cap Growth Predecessor Fund”) and Geneva Advisors Equity Income Fund (the “Equity Income Predecessor Fund” and together with the All Cap Growth Predecessor Fund, the “Predecessor Funds”) approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for (a) the acquisition of all the assets and assumption of all the liabilities of the Predecessor Funds, each a series of Geneva Advisors, LLC, by the Funds in exchange for Institutional Class Shares of the Funds; (b) the distribution of such shares to the shareholders of the Predecessor Funds; and (c) the liquidation and termination of the Predecessor Funds. The effective date of the Reorganization was February 12, 2018. The Predecessor Funds had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Funds. The financial statements and financial highlights reflect the financial information of the Predecessor Funds through February 12, 2018.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (FASB”).

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
FEBRUARY 28, 2018
(Unaudited)

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Investment companies held in the Funds’ portfolios are valued at the published net asset value.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of February 28, 2018, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
FEBRUARY 28, 2018
(Unaudited)

transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended February 28, 2018, there have been no significant changes to the Funds’ fair valuation methodology.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
FEBRUARY 28, 2018
(Unaudited)

later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended February 28, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended February 28, 2018, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Master Limited Partnerships — The Funds may invest in MLPs. MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
FEBRUARY 28, 2018
(Unaudited)

partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management.

Expenses — Expenses that are directly related to the Funds are charged to the Funds. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

Dividends and Distributions to Shareholders — The Funds distribute substantially all of their net investment income, if any, at least annually. For each Fund, any net realized capital gains, if any, are distributed at least annually. All distributions and distributions are recorded on ex-dividend date.

Redemption Fees — Prior to February 12, 2018, the Funds imposed a 2.00% redemption fee on the current value of shares redeemed less than 60 days from the date of purchase. The redemption fee was recorded as an increase to paid-in capital. The redemption fees retained by the Funds are reported on the Statements of Changes in Net Assets.

3. Transactions with Affiliates:

Effective February 12, 2018, certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust. Prior to February 12, 2018, the Predecessor Funds adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) with Quasar Distributors, LLC to serve as the distributor for the Class R shares of the Predecessor Funds. The fees incurred under the 12b-1 Plan are shown on the Statements of Operations as “Distribution Fees”.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
FEBRUARY 28, 2018
(Unaudited)

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

Effective February 12, 2018, the Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period from February 12, 2018 to February 28, 2018, the All Cap Growth Fund and Equity Income Fund paid $ 3,882 and $2,803, respectively, for these services. Prior to February 12, 2018, the Predecessor Funds entered into an administrative services agreement with U.S. Bancorp Fund Services, LLC (“USBFS”) pursuant to which the Predecessor Funds agreed to pay USBFS for certain administrative costs incurred in providing accounting services to the Predecessor Funds. Expenses incurred under the agreement are shown on the Statements of Operations as “Administration Fees”. Prior to February 12, 2018, USBFS served as the fund accountant to the Predecessor Funds. Expenses incurred under the agreement are shown on the Statements of Operations as “Fund Accounting Fees”.

Effective February 12, 2018, DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended February 28, 2018, the All Cap Growth Fund and Equity Income Fund earned credits of $38 and $ 25, respectively, which were used to offset transfer agent expenses. These amounts are labeled “Fees Paid Indirectly” on the Statements of Operations. Prior to February 12, 2018, the Predecessor Funds entered into a transfer agency and service agreement with USBFS.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, AT Investment Advisers, Inc. (the “Adviser”) provides investment advisory services to All Cap Growth Fund and Equity Income Fund at a fee, which is calculated daily and paid monthly, at an annual rate of 0.82% of the average daily net assets of the All Cap Growth Fund and 0.80% of the average daily net assets of the Equity Income Fund.

The Adviser contractually agreed to reduce fees and reimburse expenses to the

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
FEBRUARY 28, 2018
(Unaudited)

extent necessary to keep the total annual operating expenses (excluding 12b-1 fees, shareholder servicing fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, collectively “excluded expenses”) from exceeding 1.10% of the average daily net assets for the Funds until February 29, 2020. In addition, if at any point total annual Fund operating expenses (not including excluded expenses) are below a Fund’s expense cap, the Adviser may receive from the Fund the difference between total annual operating expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated at any time. At February 28, 2018, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

Expiring:	All Cap Growth Fund	Equity Income Fund

2018	$394,115	$659,063

2019	395,334	425,768

2020	336,883	316,005

6. Capital Share Transactions:

	All Cap Growth Fund*
	Six Months Ended
	February 28, 2018		Year Ended
	(Unaudited)		August 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class
Issued	301,679	8,923,036	598,650	15,416,865
Reinvestment of Dividends and Distributions	509,692	14,271,384	366,931	8,622,882
Redemption Fees	—	1,654	—	2,132
Redeemed	(654,496)	(19,257,211)	(1,275,785)	(33,013,728)

Net Institutional Class Transactions	156,875	3,938,863	(310,204)	(8,971,849)

Class R
Issued	4,539	129,534	6,397	160,583
Reinvestment of Dividends and Distributions	13,639	365,374	13,232	299,824
Redemption Fees	—	—	—	2
Redeemed	(15,223)	(422,012)	(94,446)	(2,321,941)

Net Class R Transactions	2,955	72,896	(74,817)	(1,861,532)

Net Increase (Decrease) from Capital Share Transactions	159,830	4,011,759	(385,021)	(10,833,381)

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
FEBRUARY 28, 2018
(Unaudited)

	Equity Income Fund**
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class
Issued	139,325	5,279,175	221,097	7,405,350
Reinvestment of Dividends and Distributions	105,839	3,951,707	27,455	914,645
Redemption Fees	—	—	—	741
Redeemed	(229,538)	(8,644,502)	(557,005)	(18,505,308)

Net Institutional Class Transactions	15,626	586,380	(308,453)	(10,184,572)

Class R
Issued	517	19,310	21,237	719,912
Reinvestment of Dividends and Distributions	1,147	42,660	346	11,442
Redemption Fees	—	—	—	4
Redeemed	(1,341)	(51,459)	(57,407)	(1,918,359)

Net Class R Transactions	323	10,511	(35,824)	(1,187,001)

Net Increase (Decrease) from Capital Share Transactions	15,949	596,891	(344,277)	(11,371,573)

*On February 12, 2018, the Geneva Advisors All Cap Growth Fund (the “All Cap Growth Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund AT All Cap Growth Fund. Class R and Class I shares of the All Cap Growth Predecessor Fund were exchanged on a tax-free basis for Institutional Class shares of The Advisors’ Inner Circle Fund AT All Cap Growth Fund. Information presented prior to February 12, 2018 is that of the All Cap Growth Predecessor Fund. See Note 1.

**On February 12, 2018, the Geneva Advisors Equity Income Fund (the “Equity Income Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund AT Equity Income Fund. Class R and Class I shares of the Equity Income Predecessor Fund were exchanged on a tax-free basis for Institutional Class shares of The Advisors’ Inner Circle Fund AT Equity Income Fund. Information presented prior to February 12, 2018 is that of the Predecessor Fund. See Note 1.

7. Investment Transactions:

The cost of purchases and proceeds from security sales other than long-term U.S. Government and short-term securities for the six months ended February 28, 2018, are as follows:

	Purchases	Sales
All Cap Growth Fund	$27,772,557	$40,549,731

Equity Income Fund	18,685,747	20,586,985

There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
FEBRUARY 28, 2018
(Unaudited)

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years ended August 31, 2017 and 2016 were as follows:

		Ordinary Income		Long-Term Capital Gain		Total
All Cap Growth Fund
2017	$	—	$	9,241,542	$	9,241,542
2016		—		12,889,326		12,889,326

Equity Income Fund
2017		948,778		—		948,778
2016		1,772,665		2,168,272		3,940,937

As of August 31, 2017 the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Other Accumulated Losses	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings
All Cap Growth Fund	$—	$11,681,941	$(595,148)	$56,692,292	$67,779,085
Equity Income Fund	1,708,315	205,972	(2,508,757)	37,703,773	37,109,303

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at February 28, 2018, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
AT All Cap Growth Fund	$88,896,636	$68,072,159	$(762,817)	$67,309,342

AT Equity Income Fund	72,823,394	39,504,847	(665,573)	38,839,274

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
FEBRUARY 28, 2018
(Unaudited)

9. Concentration of Risk:

Equity Risk — Since it purchases equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds’ equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

Foreign Securities Risk — Investments in securities of foreign issuers (including direct investments as well as investments through ADRs) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Foreign Currency Risk — Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of a Fund’s portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Micro-, Small- and Medium-Capitalization Company Risk — Investing in equity

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
FEBRUARY 28, 2018
(Unaudited)

securities of micro-, small-and medium-capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements. The securities of smaller companies are often traded over-the- counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

10. Other:

At February 28, 2018, the percentage of total shares outstanding held by a limited number of shareholders for each Fund, which were comprised of omnibus accounts that were held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
AT Equity Income Fund	2	90%

AT All Cap Growth Fund	2	91%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
FEBRUARY 28, 2018
(Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from September 1, 2017 to February 28, 2018.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $ 1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
FEBRUARY 28, 2018
(Unaudited)

DISCLOSURE OF FUND EXPENSES

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 9/01/17	Ending Account Value 2/28/18	Annualized Expense Ratios	Expenses Paid During Period*
AT All Cap Growth Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,175.80	1.10%	$5.93
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,019.34	1.10%	$5.51
AT Equity Income Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,059.90	1.10%	$5.62
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,019.34	1.10%	$5.51

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
FEBRUARY 28, 2018
(Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on November 13, 2017 to decide whether to approve the Agreement for an initial two-year term. At the meeting, the Board also considered the proposed reorganization of the Geneva Advisors All Cap Growth Fund and the Geneva Advisors Equity Income Fund (the “Predecessor Funds”), each a series of Trust for Professional Managers, into the AT All Cap Growth Fund and the AT Equity Income Fund, respectively. The Geneva Advisors All Cap Growth Fund and the Geneva Advisors Equity Income Fund commenced operations on September 28, 2007 and April 30, 2010, respectively, and were advised by Geneva Advisors, LLC prior to the Adviser acquiring Geneva Advisors, LLC, and becoming the investment adviser of the Predecessor Funds, on August 31, 2017. In considering the approval of the Agreement, the Board considered that the Adviser would serve as the investment adviser of the Funds and that each Fund’s portfolio management team was expected to be the same as the portfolio management team of its corresponding Predecessor Fund. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ proposed advisory fees to be paid to the Adviser and overall fees and operating expenses; (vi) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s investment experience; (ix) the Adviser’s rationale

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
FEBRUARY 28, 2018
(Unaudited)

for introducing the Funds as well as the Funds’ proposed objectives and strategies; and (x) the performance of the Predecessor Funds.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, approved the Agreement. In considering the approval of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Adviser; and (iii) the fees to be paid to the Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services to be Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreement. The Trustees also reviewed the Adviser’s proposed investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser to the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Funds by the Adviser would be satisfactory.

Investment Performance of the Adviser

Because each Fund’s portfolio management team was expected to be the same as the portfolio management team of its corresponding Predecessor Fund, the

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
FEBRUARY 28, 2018
(Unaudited)

Board considered the investment performance of the Predecessor Funds in considering the approval of the Agreement. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Predecessor Funds, outlining current market conditions and explaining their expectations and strategies for the future. Following evaluation, the Board concluded, within the context of its full deliberations, that the investment performance of the Adviser and its investment management personnel supported approval of the Agreement.

Costs of Advisory Services

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fees to be paid to the Adviser. The Trustees also reviewed pro forma fee and expense information, as well as the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Board also considered that the advisory fee of each Fund would be lower than the advisory fee of its corresponding Predecessor Fund. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to enter into expense limitation and fee waiver arrangements with the Funds.

Profitability and Economies of Scale

Because the Adviser had recently begun managing the Predecessor Funds and the Funds had not commenced operations, it was not possible to determine the profitability that the Adviser might achieve with respect to the Funds or the extent to which economies of scale would be realized by the Adviser as the assets of the Funds grow. Accordingly, the Trustees did not make any conclusions regarding the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Funds grow, but will do so during future considerations of the Agreement.

Approval of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
FEBRUARY 28, 2018
(Unaudited)

for an initial term of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

AT Funds

PO Box 219009

Kansas City, MO 64121-9009

1-855-3AT-FUND

Adviser:

AT Investment Advisers, Inc.

One South Wacker Drive, Suite 3500

Chicago, Illinois 60606

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds.

ATF-SA-002-0100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 270.30a-15(b)) or 240.15d-15(b)).

(b There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: May 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: May 8, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors Treasurer, Controller & CFO

Date: May 8, 2018